UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
California Municipal Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Municipal Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
18	Financial statements
21	Financial highlights
25	Notes to financial statements
35	Shareholder meeting
36	Evaluation of advisory and subadvisory agreements by the Board of Trustees
43	More information
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$976.10	$4.01	0.81%
	Hypothetical example	1,000.00	1,021.00	4.10	0.81%
Class C	Actual expenses/actual returns	1,000.00	972.40	7.71	1.56%
	Hypothetical example	1,000.00	1,017.20	7.89	1.56%
Class I	Actual expenses/actual returns	1,000.00	975.90	3.27	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class R6	Actual expenses/actual returns	1,000.00	977.00	3.17	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.3%				$248,471,978
(Cost $256,926,853)
California 95.8%				244,660,500
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,015,947
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,196,312
Antelope Valley Community College District Election 2016, Series B, GO	4.000	08-01-45	500,000	494,021
Antelope Valley Community College District Election 2016, Series C, GO (A)	4.773	08-01-38	1,000,000	476,537
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A (B)	5.000	10-01-33	2,000,000	2,330,497
Burbank Unified School District Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,799,849
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,255,879
California Community Housing Agency Stoneridge Apartments, Series A (C)	4.000	02-01-56	600,000	442,146
California Community Housing Agency Verdant at Green Valley Project, Series A (C)	5.000	08-01-49	1,000,000	874,898
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,010,000	1,010,708
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,501,924
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	860,665
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	470,000	459,692
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,617,895
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,012,933
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	396,383
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	303,918
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	204,010
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,009,170
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	$910,230
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,750,000	1,677,408
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,020,284
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,445,842
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,019,668
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,022,100
California Housing Finance Agency Series A	4.250	01-15-35	951,451	923,686
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.125	11-01-52	1,300,000	1,179,475
California Infrastructure & Economic Development Bank Science Center Phase III	4.000	05-01-36	1,000,000	1,000,601
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (D)	5.250	11-01-52	750,000	791,764
California Municipal Finance Authority Channing House Project, Series A (D)	4.000	05-15-40	1,500,000	1,468,649
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	506,927
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	374,600
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,027,981
California Municipal Finance Authority Paradise Valley Estates Project, Series A (D)	5.000	01-01-49	1,500,000	1,602,536
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,759,417
California Municipal Finance Authority Samuel Merritt University (B)	5.250	06-01-53	1,000,000	1,070,201
California Municipal Finance Authority West Village Student Housing Project at UC Davis (D)	4.000	05-15-48	1,565,000	1,451,114
California Municipal Finance Authority Wineville School Project, Series A (D)	5.000	10-01-42	2,000,000	2,069,698
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	2,500,000	2,295,332
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	977,847
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,567,645
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-46	1,100,000	$930,339
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-50	500,000	446,565
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-55	500,000	439,778
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,018,901
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	485,000	433,718
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	325,000	278,861
California School Finance Authority Aspire Public School (C)	5.000	08-01-46	110,000	116,646
California School Finance Authority Aspire Public School (C)	5.000	08-01-46	1,165,000	1,161,221
California School Finance Authority Classical Academies Oceanside (C)	5.000	10-01-42	500,000	512,095
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	1,000,000	1,008,664
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	466,638
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	865,490
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,505,522
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-41	1,000,000	770,866
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-55	580,000	393,935
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	990,068
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,132,604
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,582,298
California State University Series A	3.000	11-01-52	1,500,000	1,123,803
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	1,921,777
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,499,482
California Statewide Communities Development Authority Community Facilities District No. 2020 02	5.125	09-01-42	500,000	506,306
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	$1,903,393
California Statewide Communities Development Authority Enloe Medical Center, Series A (D)	5.250	08-15-52	1,000,000	1,053,907
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,633,133
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	815,000	838,955
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	817,820
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	1,000,000	1,007,922
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	1,125,000	1,091,713
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,021,523
California Statewide Communities Development Authority Redwoods Project (D)	5.375	11-15-44	1,500,000	1,540,896
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,000,000	2,034,791
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,400,000	2,441,749
Cascade Union Elementary School District Election 2016, Series A, GO (D)	3.750	08-01-46	250,000	215,883
Chino Valley Unified School District Election 2016, Series C, GO (A)	4.064	08-01-36	250,000	143,881
Chino Valley Unified School District Election 2016, Series C, GO (A)	4.422	08-01-40	675,000	310,746
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	1,000,000	966,069
City of Belmont Library Project, Series A (D)	5.750	08-01-24	435,000	450,580
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,012,129
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,011,475
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,265,000	1,267,671
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach CA Airport System Revenue Series C, AMT (D)	5.000	06-01-42	500,000	$516,445
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	540,280
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,397,478
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,070,697
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	1,863,303
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	724,130
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	977,548
City of Rocklin Community Facilities District No. 10 Whitney (D)	4.000	09-01-43	2,000,000	1,965,705
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	485,420
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,955,000	1,975,937
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	360,000	372,240
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	400,000	412,579
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	538,048
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	576,987
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	531,661
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,054,813
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,112,686
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (A)(D)	4.482	08-01-40	3,110,000	1,416,966
Compton Community Redevelopment Agency Successor Agency Series A (D)	5.000	08-01-42	1,250,000	1,315,570
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	997,273
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	$997,349
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	732,122
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,000,000	650,965
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	1,000,000	761,273
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	439,677
Del Mar Union School District Election 2018, Series B, GO	4.000	08-01-46	1,000,000	997,233
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-33	270,000	321,452
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-34	225,000	262,131
East Bay Municipal Utility District Water System Revenue Series B-2	5.000	06-01-34	1,000,000	1,209,546
Foothill-Eastern Transportation Corridor Agency Series A	5.750	01-15-46	3,000,000	3,107,871
Foothill-Eastern Transportation Corridor Agency Series B-2 (D)	3.500	01-15-53	1,565,000	1,297,950
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	2,250,000	2,388,672
Golden State Tobacco Securitization Corp. Series A, Prerefunded	5.000	06-01-40	2,750,000	2,919,488
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-31	1,000,000	1,125,468
Hastings Campus Housing Finance Authority Series A (C)	5.000	07-01-45	1,000,000	872,685
Inglewood Unified School District Series A, GO (D)	4.000	08-01-36	555,000	559,821
Inglewood Unified School District Series A, GO (D)	4.000	08-01-37	445,000	446,093
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,531,797
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (D)	4.000	09-01-38	1,045,000	1,044,943
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (D)	4.000	09-01-42	1,365,000	1,330,834
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,358,653
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	540,361
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	461,554
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	$379,354
Los Angeles Community College District Election 2008, Series K, GO	3.000	08-01-39	1,180,000	1,023,077
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,077,749
Los Angeles Department of Water & Power Series D	5.000	07-01-44	1,000,000	1,025,459
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,875,000	1,851,997
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	966,321
Moreno Valley Unified School District Series C, GO (D)	3.000	08-01-50	2,000,000	1,554,786
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,386,925
Mountain View-Whisman School District Election 2020, Series B, GO	4.000	09-01-42	250,000	253,330
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,817,992
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,516,559
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,592,618
Ontario Public Financing Authority Civic Center Improvements, Series A (D)	5.000	11-01-52	1,500,000	1,631,263
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	2,000,000	2,026,748
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	505,502
Pacifica School District Series C, GO (A)(D)	3.098	08-01-26	1,000,000	892,643
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,015,421
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	2,535,000	1,890,450
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	1,947,336
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,265,897
River Islands Public Financing Authority Community Facilities District No. 2016-1 (B)(D)	4.250	09-01-42	1,000,000	984,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District No. 2016-1 (B)(D)	5.250	09-01-52	500,000	$535,260
River Islands Public Financing Authority Lathrop Irrigation District (D)	4.000	09-01-35	1,125,000	1,149,134
Riverside County Infrastructure Financing Authority Series A	5.000	11-01-28	525,000	589,453
Riverside County Transportation Route 91 Express Lanes, Series C	4.000	06-01-47	1,750,000	1,596,228
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,016,589
Sacramento Municipal Utility District Series H	4.000	08-15-45	1,000,000	995,183
Salinas Union High School District Certificates of Participation, Workforce Housing Project (B)(D)	4.125	06-01-42	275,000	271,191
Salinas Union High School District Series A, GO	4.000	08-01-47	1,500,000	1,485,386
San Bernardino Community College District Election of 2008, Series B, GO (A)	4.610	08-01-44	1,530,000	567,979
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,879,983
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,268,434
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,040,575
San Diego Unified School District Election 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,477,057
San Diego Unified School District Series I, GO (A)	4.162	07-01-39	1,250,000	629,416
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,877,188
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	3,000,000	3,025,838
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,625,293
San Francisco City & County Airport Commission Series 2020-B	4.000	05-01-37	1,215,000	1,213,294
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,039,997
San Francisco City & County Airport Commission International Airport Series A, AMT	5.000	05-01-49	1,500,000	1,528,736
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,551,265
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,500,000	1,424,047
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	$1,250,827
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,031,643
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	898,266
San Joaquin Hills Transportation Corridor Agency Series A	5.000	01-15-44	2,500,000	2,631,850
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	490,484
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	457,456
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	720,741
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,157,068
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (D)	6.250	07-01-24	2,185,000	2,268,205
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (D)	6.250	07-01-24	2,185,000	2,269,169
Santa Ana Unified School District 2018 Election, Series C, GO	4.000	08-01-44	2,000,000	1,963,209
Santa Clara Valley Water District Safe Clean Water Revenue Series A (B)	5.000	08-01-47	1,000,000	1,110,823
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,420,000	1,408,212
Santa Margarita Water District Community Facilities District No. 2013-1	5.625	09-01-43	745,000	751,127
Santa Maria Joint Union High School District Election 2016, GO	3.000	08-01-41	1,000,000	812,256
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	1,994,112
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	454,364
South Placer Wastewater Authority Wastewater Revenue	5.000	11-01-34	430,000	505,910
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,031,700
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,108,833
Southwestern Community College District Series D, GO	3.000	08-01-41	2,000,000	1,678,086
State of California Series CU, GO	4.850	12-01-46	1,000,000	1,056,888
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	$2,370,057
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	490,380
Sweetwater Union High School District Election 2018, Series A-1, GO	5.000	08-01-52	500,000	539,912
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	853,784
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	372,898
University of California Series AZ	5.000	05-15-48	1,500,000	1,589,688
University of California Series BK	5.000	05-15-52	1,720,000	1,883,238
University of California Series BM (B)	5.000	05-15-39	1,000,000	1,127,780
Vista Unified School District Series B, GO (D)	4.250	08-01-44	1,500,000	1,510,702
Vista Unified School District Series B, GO (D)	5.000	08-01-42	1,000,000	1,109,985
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,667,164
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,012,583
Windsor Unified School District Election 2016, GO (D)	4.000	08-01-46	2,100,000	2,093,618
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	1,130,000	1,094,423
Puerto Rico 1.5%				3,811,478
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,500,000	1,419,466
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.105	07-01-31	1,500,000	972,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.954	07-01-51	3,450,000	644,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	774,866

	Shares	Value
Closed-end funds 0.5%		$1,147,700
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,147,700

	Yield (%)	Shares	Value
Short-term investments 6.0%			$15,414,293
(Cost $15,410,824)
Short-term funds 6.0%
John Hancock Collateral Trust (F)	3.8739(G)	1,542,401	15,414,293
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value

Total investments (Cost $273,377,519) 103.8%			$265,033,971
Other assets and liabilities, net (3.8%)			(9,746,715)
Total net assets 100.0%			$255,287,256

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $271,849,686. Net unrealized depreciation aggregated to $6,815,715, of which $3,700,903 related to gross unrealized appreciation and $10,516,618 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.1
Build America Mutual Assurance Company	3.8
National Public Finance Guarantee Corp.	2.0
California Mortgage Insurance	1.7
Ambac Financial Group, Inc.	0.2
TOTAL	13.8
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $257,966,695)	$249,619,678
Affiliated investments, at value (Cost $15,410,824)	15,414,293
Total investments, at value (Cost $273,377,519)	265,033,971
Interest receivable	2,925,952
Receivable for fund shares sold	1,446,294
Receivable for delayed delivery securities sold	1,656,615
Other assets	59,205
Total assets	271,122,037
Liabilities
Payable for floating rate interests issued	3,870,000
Distributions payable	45,790
Payable for investments purchased	1,596,422
Payable for delayed delivery securities purchased	9,170,801
Payable for fund shares repurchased	979,557
Payable to affiliates
Investment management fees	88,380
Accounting and legal services fees	12,433
Transfer agent fees	6,110
Distribution and service fees	21,085
Trustees’ fees	47
Other liabilities and accrued expenses	44,156
Total liabilities	15,834,781
Net assets	$255,287,256
Net assets consist of
Paid-in capital	$262,965,402
Total distributable earnings (loss)	(7,678,146)
Net assets	$255,287,256

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($176,968,945 ÷ 18,171,711 shares)[1]	$9.74
Class C ($5,471,176 ÷ 561,736 shares)[1]	$9.74
Class I ($51,228,338 ÷ 5,257,325 shares)	$9.74
Class R6 ($21,618,797 ÷ 2,217,736 shares)	$9.75
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.15

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$4,505,469
Dividends from affiliated investments	96,197
Dividends	8,959
Total investment income	4,610,625
Expenses
Investment management fees	625,757
Distribution and service fees	165,507
Interest expense	36,784
Accounting and legal services fees	17,750
Transfer agent fees	35,209
Trustees’ fees	2,126
Custodian fees	16,761
State registration fees	16,501
Printing and postage	11,488
Professional fees	31,254
Other	12,916
Total expenses	972,053
Less expense reductions	(36,370)
Net expenses	935,683
Net investment income	3,674,942
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,822,056)
Affiliated investments	(1,978)
Futures contracts	254,751
(1,569,283)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,308,206)
Affiliated investments	3,469
Futures contracts	(93,840)
(7,398,577)
Net realized and unrealized loss	(8,967,860)
Decrease in net assets from operations	$(5,292,918)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,674,942	$5,337,153
Net realized gain (loss)	(1,569,283)	1,015,403
Change in net unrealized appreciation (depreciation)	(7,398,577)	(17,031,454)
Decrease in net assets resulting from operations	(5,292,918)	(10,678,898)
Distributions to shareholders
From earnings
Class A	(2,817,363)	(5,835,017)
Class C	(80,196)	(239,541)
Class I	(575,995)	(497,832)
Class R6	(260,005)	(347,902)
Total distributions	(3,733,559)	(6,920,292)
From fund share transactions	44,645,473	22,761,461
Total increase	35,618,996	5,162,271
Net assets
Beginning of period	219,668,260	214,505,989
End of period	$255,287,256	$219,668,260
20	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.14	$11.06	$10.66	$10.94	$10.73	$10.90
Net investment income[2]	0.15	0.27	0.30	0.34	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.39)	(0.84)	0.40	(0.20)	0.22	(0.16)
Total from investment operations	(0.24)	(0.57)	0.70	0.14	0.58	0.20
Less distributions
From net investment income	(0.16)	(0.28)	(0.30)	(0.34)	(0.36)	(0.37)
From net realized gain	—	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.16)	(0.35)	(0.30)	(0.42)	(0.37)	(0.37)
Net asset value, end of period	$9.74	$10.14	$11.06	$10.66	$10.94	$10.73
Total return (%)[3,4]	(2.39)	(5.26)	6.64	1.22	5.57	1.85
Ratios and supplemental data
Net assets, end of period (in millions)	$177	$181	$181	$173	$176	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5,6]	0.82	0.85	0.85	0.86	0.85
Expenses including reductions	0.81[5,6]	0.81	0.84	0.84	0.85	0.84
Net investment income	3.14[5]	2.53	2.76	3.12	3.42	3.37
Portfolio turnover (%)	13	17	23	22	22	9

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Annualized.
[6]	Includes interest expense of 0.03% (annualized).
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	21

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.14	$11.06	$10.66	$10.94	$10.73	$10.90
Net investment income[2]	0.12	0.19	0.22	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.40)	(0.84)	0.40	(0.20)	0.22	(0.16)
Total from investment operations	(0.28)	(0.65)	0.62	0.06	0.50	0.12
Less distributions
From net investment income	(0.12)	(0.20)	(0.22)	(0.26)	(0.28)	(0.29)
From net realized gain	—	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.12)	(0.27)	(0.22)	(0.34)	(0.29)	(0.29)
Net asset value, end of period	$9.74	$10.14	$11.06	$10.66	$10.94	$10.73
Total return (%)[3,4]	(2.76)	(5.97)	5.85	0.47	4.78	1.09
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$8	$11	$16	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[5,6]	1.67	1.70	1.70	1.71	1.70
Expenses including reductions	1.56[5,6]	1.56	1.59	1.59	1.60	1.59
Net investment income	2.37[5]	1.78	2.02	2.37	2.67	2.62
Portfolio turnover (%)	13	17	23	22	22	9

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Annualized.
[6]	Includes interest expense of 0.03% (annualized).
22	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$10.15	$11.07	$10.66	$10.94	$10.73	$10.91
Net investment income[2]	0.16	0.29	0.32	0.35	0.38	0.38
Net realized and unrealized gain (loss) on investments	(0.41)	(0.84)	0.41	(0.20)	0.22	(0.17)
Total from investment operations	(0.25)	(0.55)	0.73	0.15	0.60	0.21
Less distributions
From net investment income	(0.16)	(0.30)	(0.32)	(0.35)	(0.38)	(0.39)
From net realized gain	—	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.16)	(0.37)	(0.32)	(0.43)	(0.39)	(0.39)
Net asset value, end of period	$9.74	$10.15	$11.07	$10.66	$10.94	$10.73
Total return (%)[3]	(2.41)	(5.11)	6.90	1.37	5.72	1.91
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$19	$13	$15	$10	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[4,5]	0.67	0.70	0.70	0.71	0.70
Expenses including reductions	0.66[4,5]	0.66	0.69	0.69	0.70	0.69
Net investment income	3.31[4]	2.68	2.90	3.25	3.58	3.53
Portfolio turnover (%)	13	17	23	22	22	9

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Annualized.
[5]	Includes interest expense of 0.03% (annualized).
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	23

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$10.15	$11.07	$10.66	$10.94	$10.73	$10.95
Net investment income[3]	0.16	0.29	0.32	0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	(0.40)	(0.83)	0.41	(0.20)	0.22	(0.22)
Total from investment operations	(0.24)	(0.54)	0.73	0.16	0.60	0.07
Less distributions
From net investment income	(0.16)	(0.31)	(0.32)	(0.36)	(0.38)	(0.29)
From net realized gain	—	(0.07)	—	(0.08)	(0.01)	—
Total distributions	(0.16)	(0.38)	(0.32)	(0.44)	(0.39)	(0.29)
Net asset value, end of period	$9.75	$10.15	$11.07	$10.66	$10.94	$10.73
Total return (%)[4]	(2.30)	(5.08)	6.93	1.40	5.76	0.66[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$12	$9	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[6,7]	0.63	0.66	0.67	0.68	0.68[6]
Expenses including reductions	0.64[6,7]	0.63	0.65	0.66	0.67	0.67[6]
Net investment income	3.29[6]	2.70	2.93	3.28	3.58	3.56[6]
Portfolio turnover (%)	13	17	23	22	22	9[8]

[1]	Six months ended 11-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.03% (annualized).
[8]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
24	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	25

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$248,471,978	—	$248,471,978	—
Closed-end funds	1,147,700	$1,147,700	—	—
Short-term investments	15,414,293	15,414,293	—	—
Total investments in securities	$265,033,971	$16,561,993	$248,471,978	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2022, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests: short-term floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond
26	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
At November 30, 2022, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$3,870,000
Interest rate (%)	1.93%
Collateral for TOB floaters outstanding	$5,903,026
For the six months ended November 30, 2022, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$3,150,769
Average interest rate (%)	2.34%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2022.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	27

interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $1,793.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
28	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and dividend redesignations.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2022, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $20.5 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	29

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$254,751
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(93,840)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays amonthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. Prior to October 1, 2022, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022 the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.55% of average daily net assets attributable to the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses
30	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$24,103
Class C	844
Class I	5,657
Class	Expense reduction
Class R6	$2,471
Total	$33,075

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.51% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $3,295 for Class C shares for the six months ended November 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $28,373 for the six months ended November 30, 2022. Of this amount, $3,857 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $24,516 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	31

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to October 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $4,758 and $3 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$132,556	$27,973
Class C	32,951	1,044
Class I	—	5,435
Class R6	—	757
Total	$165,507	$35,209
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,550,970	$24,792,342	3,475,052	$35,958,758
Distributions reinvested	263,177	2,545,282	480,558	5,172,648
Repurchased	(2,467,943)	(23,802,237)	(2,511,522)	(26,776,209)
Net increase	346,204	$3,535,387	1,444,088	$14,355,197
32	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	28,962	$285,763	54,621	$584,065
Distributions reinvested	7,033	68,078	20,006	216,103
Repurchased	(223,476)	(2,163,634)	(336,438)	(3,607,882)
Net decrease	(187,481)	$(1,809,793)	(261,811)	$(2,807,714)
Class I shares
Sold	4,180,782	$40,841,425	898,445	$9,316,500
Distributions reinvested	59,156	569,574	45,219	486,133
Repurchased	(833,992)	(8,032,773)	(302,675)	(3,245,664)
Net increase	3,405,946	$33,378,226	640,989	$6,556,969
Class R6 shares
Sold	1,488,349	$14,385,597	853,754	$8,900,445
Distributions reinvested	26,939	260,005	32,377	347,902
Repurchased	(527,948)	(5,103,949)	(440,953)	(4,591,338)
Net increase	987,340	$9,541,653	445,178	$4,657,009
Total net increase	4,552,009	$44,645,473	2,268,444	$22,761,461
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $67,834,902 and $30,069,407, respectively, for the six months ended November 30, 2022.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,542,401	—	$37,669,251	$(22,256,449)	$(1,978)	$3,469	$96,197	—	$15,414,293
SEMIANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	33

Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
34	JOHN HANCOCK California Municipal Bond Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	15,263,456.818	1,360,252.351
Noni L. Ellison	15,263,457.793	1,360,251.376
Dean C. Garfield	15,263,456.818	1,360,252.351
Patricia Lizarraga	15,263,457.793	1,360,251.376
Frances G. Rathke	15,263,457.793	1,360,251.376

Non-Independent Trustees
Andrew G. Arnott	15,263,456.818	1,360,252.351
Marianne Harrison	15,263,457.793	1,360,251.376
Paul Lorentz	15,263,456.818	1,360,252.351
Proposal 2: To approve a new form of Advisory Agreement between John Hancock California Tax-Free Income Fund, on behalf of the fund, and John Hancock Investment Management LLC.
THE PROPOSAL DID NOT PASS ON September 9, 2022 for John Hancock California Municipal Bond Fund, a series of John Hancock California Tax-Free Income Fund.
	Shares voted	% Of shares voted	% Of outstanding shares
For	3,275,805.078	19.706%	15.073%
Against	109,133.015	0.657%	0.502%
Abstain/Withheld	331,387.026	1.993%	1.524%
Broker Non-Vote	12,907,384.050	77.644%	59.391%
Proposal 3:  To approve the adoption of a manager of managers structure.
THE PROPOSAL DID NOT PASS ON September 9, 2022 for John Hancock California Municipal Bond Fund, a series of John Hancock California Tax-Free Income Fund.
	Shares voted	% Of shares voted	% Of outstanding shares
For	3,238,419.259	19.481%	14.901%
Against	121,099.529	0.729%	0.557%
Abstain/Withheld	356,806.331	2.146%	1.641%
Broker Non-Vote	12,907,384.050	77.644%	59.391%
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	35

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock California Tax-Free Income Fund (the Trust) of the Advisory Agreement (the Advisory Agreement)with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment (US) LLC (the Subadvisor), for John Hancock California Municipal Bond Fund (formerly John Hancock California Tax-Free Income Fund, the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
36	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	37

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and ten-year periods and underperformed for the  three- and five-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one-year period and underperformed for the three-, five- and ten-year periods ended December 31, 2021.The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
38	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	39

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.
40	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	41

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
42	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	43

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
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Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
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U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
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FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
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High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising
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Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630353	53SA 11/22
1/2023

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 6, 2023
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 6, 2023